CONVERTIBLE NOTES PAYABLE (Details Narrative) - USD ($)	1 Months Ended			6 Months Ended	12 Months Ended
	Jul. 31, 2023	Mar. 31, 2023	May 31, 2022	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2024	Dec. 31, 2023
Short-Term Debt [Line Items]
Convertible Notes Payable					$ 450,000
Debt Instrument, Interest Rate, Effective Percentage						10.00%
Class of Warrant or Right, Number of Securities Called by Warrants or Rights			4,800
Debt Instrument, Maturity Date		Jul. 31, 2023
Warrants and Rights Outstanding, Term			5 years
Proceeds from Warrant Exercises			$ 9,600
[custom:ConversionPriceOfCommonStockPercentage]			70.00%
Share-Based Compensation Arrangement by Share-Based Payment Award, Purchase Price of Common Stock, Percent			50.00%
Financial Instruments, Owned, at Fair Value					1,387,060
[custom:ProceedsFromOriginalIssuanceDiscount]					450,000
Proceeds from Convertible Debt					145,992
[custom:WarrantsAndConvertibleNotes-0]					445,032
Interest Expense, Debt			$ 192,857
Debt Instrument, Increase, Accrued Interest					16,480
Debt Instrument, Unused Borrowing Capacity, Amount		$ 375,000
Stock Issued During Period, Shares, New Issues	18,000
[custom:DebtInstrumentRemainingOriginalIssuanceDiscount-0]							$ 0
Amortization of Debt Discount (Premium)				$ 0
Five Days Prior To Extension Deadline [Member]
Short-Term Debt [Line Items]
Stock Issued During Period, Shares, New Issues	9,000
Notes Two [Member]
Short-Term Debt [Line Items]
Convertible Notes Payable					225,000
Original Issue Discount [Member]
Short-Term Debt [Line Items]
[custom:ProceedsFromOriginalIssuanceDiscount]					21,899
Warrant [Member]
Short-Term Debt [Line Items]
[custom:ProceedsFromOriginalIssuanceDiscount]					$ 282,109
Minimum [Member]
Short-Term Debt [Line Items]
Debt Instrument, Interest Rate, Stated Percentage				0.60%
Maximum [Member]
Short-Term Debt [Line Items]
Debt Instrument, Interest Rate, Stated Percentage						2.40%
Measurement Input, Price Volatility [Member] | Minimum [Member]
Short-Term Debt [Line Items]
Warrants and Rights Outstanding, Measurement Input			40.06
Measurement Input, Price Volatility [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Warrants and Rights Outstanding, Measurement Input			80.17
Measurement Input, Expected Term [Member]
Short-Term Debt [Line Items]
Warrants and Rights Outstanding, Term			5 years
Measurement Input, Risk Free Interest Rate [Member]
Short-Term Debt [Line Items]
Warrants and Rights Outstanding, Measurement Input			2.95
Convertible Notes [Member] | Individual Consultants Two [Member]
Short-Term Debt [Line Items]
Convertible Notes Payable			$ 300,000
Debt Instrument, Interest Rate, Effective Percentage			15.00%
Class of Warrant or Right, Number of Securities Called by Warrants or Rights			292
Debt Instrument, Maturity Date			Feb. 25, 2023
Convertible Notes [Member] | Two Individual Consultants [Member]
Short-Term Debt [Line Items]
Convertible Notes Payable			$ 600,000
Debt Instrument, Interest Rate, Stated Percentage			10.00%